Segment Information - Key revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	¥ 2,959,324	$ 464,382	¥ 1,352,196	¥ 670,511
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Operating Segments | segment	1	1
Inter-company revenues	¥ 2,959,324		1,352,196	670,511
Advertising service | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	1,160,886		843,284	577,424
Paid membership service | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	668,507		320,471	87,997
Content-commerce solutions | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	973,986		135,813	641
Other Revenue | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Inter-company revenues	¥ 155,945		¥ 52,628	¥ 4,449